Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in) / provided by operating activities	¥ 98,844	$ 14,329	¥ 2,667,419	¥ (211,019)
Cash flows from investing activities:
Cash paid on long-term investments			(38,657)	(97,200)
Cash paid on loans to third parties			(292,317)
Net cash (used in)/ provided by investing activities	(2,409,037)	(349,276)	414,615	(2,136,429)
Cash flows from financing activities:
Repurchase of treasury stock	(326,942)	(47,402)
Exercise of share-based awards	2,742	398	7,124	7,970
Net cash provided by/(used in) financing activities	1,111,669	161,177	(1,779,534)	1,233,011
Effect of exchange rate changes on cash, cash equivalents and restricted cash	9,893	1,434	(23,592)	(27,970)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(1,188,631)	(172,336)	1,278,908	(1,142,407)
Cash, cash equivalents and restricted cash at beginning of the year	4,118,814	597,172	2,839,906	3,985,626
Cash, cash equivalents and restricted cash at end of the year	2,930,183	424,836	4,118,814	2,839,906
Effect Due to the Adoption of ASC 326 (Note 2(g))
Cash flows from financing activities:
Cash, cash equivalents and restricted cash at beginning of the year			(3,313)
Cash, cash equivalents and restricted cash at end of the year				(3,313)
Parent
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in) / provided by operating activities	(51,139)	(7,415)	14,196	(53,626)
Cash flows from investing activities:
Cash paid on long-term investments			(18,868)
Cash paid on acquisition of subsidiaries, net of cash acquired	(676)	(98)
Proceeds from disposal of long-term investments			65,537	27,754
Cash paid on loans to third parties			(22,317)
Net cash used in funds to Group companies	36,817	5,338	(15,263)	(107,446)
Net cash (used in)/ provided by investing activities	36,141	5,240	9,089	(79,692)
Cash flows from financing activities:
Repurchase of treasury stock	(326,942)	(47,402)
Borrowings under loan from Group companies	323,446	46,895
Exercise of share-based awards	2,742	398	7,124	7,970
Net cash provided by/(used in) financing activities	754	109	7,124	7,970
Effect of exchange rate changes on cash, cash equivalents and restricted cash	15,424	2,236	(29,410)	(13,607)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(328)	(48)	999	(138,955)
Cash, cash equivalents and restricted cash at beginning of the year	1,845	268	846	139,917
Cash, cash equivalents and restricted cash at end of the year	¥ 1,517	$ 220	1,845	846
Parent | Effect Due to the Adoption of ASC 326 (Note 2(g))
Cash flows from financing activities:
Cash, cash equivalents and restricted cash at beginning of the year			¥ (116)
Cash, cash equivalents and restricted cash at end of the year				¥ (116)